Other Liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2022	2023
Accrued expenses	¥505,466	¥531,891
Deferred income	74,551	32,103
Other	72,146	68,083
Total	¥652,163	¥632,078
Non-current	¥67,214	¥65,389
Current	¥584,949	¥566,689
Accrued expenses include accrued employee benefit expenses of 209,772 million JPY and 229,130 million JPY as of March 31, 2022 and 2023, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were 15,221 million JPY and 15,894 million JPY during the years ended March 31, 2022 and 2023, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.